Consolidated statement of equity - CAD CAD in Millions	Total	Equity Attributable to Controlling Interests	Common Shares	Preferred Shares	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Loss	Equity Attributable to Non-Controlling Interests	TC PipeLines, LP Equity Attributable to Non-Controlling Interests	PORTLAND NATURAL GAS TRANSMISSION SYSTEM Equity Attributable to Non-Controlling Interests	Columbia Pipeline Partners LP Equity Attributable to Non-Controlling Interests
Issuance of TC PipeLines, LP units
Total Equity							CAD (934)
Beginning balance at Dec. 31, 2013			CAD 15,205	CAD 194	CAD 431	CAD 5,125	(934)
Increase (decrease) in equity
Proceeds from shares issued	CAD 1,115		1,115
Redemption of preferred shares				CAD 194	(6)
Issuance of stock options					7
Dilution impact from TC PipeLines, LP units issued					9			CAD 79
Impact of asset drop downs to TC PipeLines, LP (Note 26)					(37)
Net income/(loss) attributable to controlling interests	1,843					1,843
Common share dividends						(1,360)
Preferred share dividends						(2)
Other comprehensive (loss)/income attributable to controlling interests (Note 22)	(171)						(301)
Ending balance at Dec. 31, 2014		CAD 21,095	16,320		404	5,606	(1,235)
Beginning balance at Dec. 31, 2013								1,417
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Acquisition of non-controlling interests in Columbia Pipeline Partners LP								0
Net income/(loss) attributable to non-controlling interests
Pipeline Partners LP									CAD 136
Portland Natural Gas Transmission System	151								136	CAD 15	CAD 0
Other comprehensive (loss)/income attributable to non-controlling interests								130
Issuance of TC PipeLines, LP units
Proceeds, net of issue costs					9			79
Decrease in TCPL's ownership of TC PipeLines, LP								(14)
Distributions declared to non-controlling interests								(180)
Reclassification to common units subject to rescission or redemption (Note 19)								0
Ending balance at Dec. 31, 2014								1,583
Issuance of TC PipeLines, LP units
Total Equity	22,678						(1,235)
Issuance of stock options					13
Dilution impact from TC PipeLines, LP units issued					6			55
Impact of asset drop downs to TC PipeLines, LP (Note 26)					(213)
Net income/(loss) attributable to controlling interests	(1,146)					(1,146)
Common share dividends						(1,471)
Other comprehensive (loss)/income attributable to controlling interests (Note 22)	602						296
Ending balance at Dec. 31, 2015	18,580	18,580	16,320		210	2,989	(939)
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Acquisition of non-controlling interests in Columbia Pipeline Partners LP								0
Net income/(loss) attributable to non-controlling interests
Pipeline Partners LP									(13)
Portland Natural Gas Transmission System	6								(13)	19	0
Other comprehensive (loss)/income attributable to non-controlling interests								306
Issuance of TC PipeLines, LP units
Proceeds, net of issue costs					6			55
Decrease in TCPL's ownership of TC PipeLines, LP								(11)
Distributions declared to non-controlling interests								(222)
Reclassification to common units subject to rescission or redemption (Note 19)								0
Ending balance at Dec. 31, 2015	1,717							1,717	1,590	127
Issuance of TC PipeLines, LP units
Total Equity	20,297						(939)
Proceeds from shares issued	4,661		4,661
Redemption of preferred shares					0
Issuance of stock options					15
Dilution impact from TC PipeLines, LP units issued					24			215
Impact of asset drop downs to TC PipeLines, LP (Note 26)					(38)
Net income/(loss) attributable to controlling interests	321					321
Common share dividends						(1,733)
Other comprehensive (loss)/income attributable to controlling interests (Note 22)	(32)						(21)
Ending balance at Dec. 31, 2016	21,809	CAD 21,809	CAD 20,981		211	CAD 1,577	(960)
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Acquisition of non-controlling interests in Columbia Pipeline Partners LP								1,051
Net income/(loss) attributable to non-controlling interests
Pipeline Partners LP									215		17
Portland Natural Gas Transmission System	252								215	20	CAD 17
Other comprehensive (loss)/income attributable to non-controlling interests								(11)
Issuance of TC PipeLines, LP units
Proceeds, net of issue costs					CAD 24			215
Decrease in TCPL's ownership of TC PipeLines, LP								(40)
Distributions declared to non-controlling interests								(279)
Reclassification to common units subject to rescission or redemption (Note 19)								(1,179)
Ending balance at Dec. 31, 2016	1,726							CAD 1,726	CAD 1,596	CAD 130
Issuance of TC PipeLines, LP units
Total Equity	CAD 23,535						CAD (960)